UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
September 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic. Growth accelerated in 2021’s first half as
the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued to
boost consumer spending. During the summer, however,
investors became concerned that the swiftly spreading Delta
variant of COVID-19 could hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +2.63%
cumulative total return as investors were attracted to tax-
free income in a stable interest-rate environment.
1
Factors
contributing to this positive investment environment for
municipals included strong demand, higher sales tax
collections and federal relief that benefited municipal issuers, and actions by the Federal Reserve to help maintain a low
interest-rate environment.
Franklin New York Intermediate-Term Tax-Free Income
Fund’s annual report includes more detail about municipal
bond market conditions and a discussion from the portfolio
managers. In addition, on our website, franklintempleton.
com , you can find updated commentary by our municipal
bond experts. Municipal bonds provide tax-free income and
diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term
record of performance, driven mostly by their compounding
tax-free income component. As you know, all securities
markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of
September 30, 2021, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Board Members and Officers 35
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin New York Intermediate-Term Tax-Free Income
Fund
This annual report for Franklin New York Intermediate-
Term Tax-Free Income Fund covers the fiscal year ended
September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
As a non-fundamental policy, the Fund also
normally invests at least 80% of its total assets in securities that pay interest free from New York City personal income
taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time at which the debt must be repaid)
of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or
comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.64 on September 30, 2020, to
$11.72 on September 30, 2021. The Fund’s Class A shares
paid dividends totaling 21.9772 cents per share for the
same period.
2
The Performance Summary beginning on
page 6 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.60%, based
on an annualization of September’s 1.5951 cents per share
monthly dividend and the maximum offering price of $11.99
on September 30, 2021. An investor in the 2021 maximum
combined effective federal and New York State and City
personal income tax bracket of 55.58% (including 3.80%
Medicare tax) would need to earn a distribution rate of 3.44%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
The U.S. and the rest of the world continued to manage the
recovery from the COVID-19 pandemic that has caused
significant economic and personal hardship throughout
the past 12 months ended September 30, 2021. Through
the summer of 2020, COVID-19 infection rates fell across
the U.S., allowing some states to begin the process of
reopening parts of their economies. However, starting in
the fall of 2020, new cases and hospitalizations increased
to all-time highs. The virus eventually spread to areas in
the U.S. that had not seen large numbers of infections. In
December 2020, the U.S. Food and Drug Administration
(FDA) granted emergency approval for vaccines from a
number of pharmaceutical companies and made plans for
large scale inoculation programs. By the end of September
2021, 56% of people in the U.S. had been fully immunized,
but the remaining population were either hesitant to
receive the vaccine or did not have ready access to it,
stalling vaccination growth. After falling from an all-time
high in January 2021, infections fell through the spring and beginning summer months of 2021. However, starting in mid-
July 2021, daily new case rates rose throughout the U.S.
to levels last seen in February 2021. U.S. state and local
authorities were hesitant to return to restrictions, keeping most businesses and schools open, but many extended
face-mask requirements. Although most new cases were
confined to unvaccinated individuals, there were a growing
number of breakthrough infections of the vaccinated, leading the U.S. FDA to authorize booster shots for the elderly and
essential workers.
Based on historic fiscal stimulus payments, the U.S.
economy continued its path to recovery with the largest
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
single-quarter expansion of 33.8% annualized in the third
quarter of 2020. This was followed by increases of 4.5%
in quarter four of 2020 and 6.3% in 2021’s first quarter.
Second quarter growth disappointed many economists at
just 6.7% but, for the first time, overall real gross domestic product growth exceeded pre-COVID-19 levels from the
fourth quarter 2019. Employment improved, driving the
unemployment rate to 4.8% in September 2021, down from
a peak of 14.8% seen in April 2020. Inflation picked up
through the summer months of 2021 as global supply-chain
bottlenecks and rising input prices limited output growth
that was met with pent-up demand for goods. U.S. political
tensions increased over a proposed new government
spending bill for infrastructure projects. Additionally, the U.S.
Congress did not reach a deal to increase the current debt
ceiling which is projected to be exhausted sometime later in
2021, potentially adding to near-term volatility.
The U.S. Federal Reserve (Fed) continued on its path
towards tapering its current level of U.S. Treasury (UST) and agency mortgage-backed securities purchases, changing
the language of its September 2021 meeting statement to
“a moderation in the pace of asset purchases may soon be
warranted” so long as economic progress continues broadly
as expected. Fed Chair Jerome Powell noted there was
unanimous support among Fed participants to conclude
tapering by mid-2022. The updated economic projections
from participants showed that the Fed remains evenly
divided between hiking and holding the federal funds rate
steady in 2022. The median projections remain divided
between three to four hikes by the end of 2023, followed
by another three hikes by the end of 2024. However, the
wide dispersion of policy rate forecasts over 2023 and 2024
suggests that there is much less consensus on the amount
of rate hikes per year.
Strong demand for municipal (muni) bonds continued
throughout the period under review, pushing ratios of 30-
year muni bonds versus UST yields to all-time lows in June
2021. Although these and other maturity ratios have since
increased, they remain at historically rich valuations. In times of increased UST volatility throughout the past 12 months,
muni bond valuations suffered declines only to rally once
stability returned to the market. Muni issuers had projected severe budget deficits in 2020 and 2021, but these proved
unfounded as consumer spending recovered more quickly
than anticipated, leading to higher sales tax collections.
Additionally, the U.S. federal government provided $350
billion in relief to muni issuers as part of the fiscal stimulus package passed in March 2021. A strong U.S. housing
market also provided support to local and state governments
as home price appreciation rates reached historic highs. The
U.S. Congress has taken up a number of initiatives that may
have an impact on the muni bond market. While the size and
composition has yet to be settled on, Congress has been
debating large infrastructure bills that could lead to increased issuance of muni bonds. In addition, potential changes to the tax code could increase taxes on wealthy individuals which,
in time, could increase demand for tax-exempt muni bonds.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +30.00%
total return for the period.
3
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +2.63% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -3.30% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+1.74 % total return.
3
State Update
During the 12-month period, New York’s strong economy,
which generates above-average income and wealth levels,
contracted amid the COVID-19 pandemic. New York’s
unemployment rate began the period at 8.5% and ended at
7.1%, compared with the 4.8% national rate. Toward period-
end, better-than-expected revenue collections, new taxes
and federal resources erased a projected fiscal 2022 budget
gap, allowing increased school aid, recovery initiatives and higher Medicaid enrollments. New York’s net tax-supported
debt was moderately high at $3,614 per capita and 4.8%
of personal income, compared with the 1.9% and $1,039
national medians, respectively.
4
Independent credit rating
agency Moody’s Investors Service affirmed its Aa2 rating
and revised the outlook from stable to positive on New
York’s general obligation debt.
5
Moody’s rating reflected
its view of the state’s large and diverse economy, sound
fund balance and liquidity, and moderate leverage. The
rating also recognizes New York’s challenges of retaining
healthy liquidity as budgetary spending grows amid the
phasing out of federal aid. The rating also incorporates the risks associated with the Metropolitan Transit Authority and uncertainties regarding the recovery of New York City, a key driver of the State’s economy. Moody’s revision of its outlook from stable to positive reflects improved finances given
federal aid and better-than-expected tax revenues.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Moody’s Investors Service,
State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing,
6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin New York Intermediate-Term Tax-Free Income Fund

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Annual Report
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
9/30/21
% of Total
Investments*
*
Special Tax 19.77%
Transportation 14.60%
Utilities 14.28%
Lease 10.75%
Local 8.96%
Education 8.00%
Refunded 7.51%
Industrial Dev. Revenue and Pollution Control 5.95%
Health Care 3.90%
Housing 2.68%
Other Revenue Bonds 2.56%
State General Obligation 1.04%

Performance Summary as of September 30, 2021
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year +2.58% +0.27%
5-Year +10.33% +1.52%
10-Year +31.82% +2.57%
Advisor
1-Year +2.83% +2.83%
5-Year +11.46% +2.19%
10-Year +33.71% +2.95%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate

30-Day
Standardized
Yield

Taxable Equivalent
30-Day
Standardized Yield
5
A 1.60% 3.44% 0.29% 0.65%
Advisor 1.87% 4.02% 0.54% 1.22%
See page 8 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/11–9/30/21)
Advisor Class
(10/1/11–9/30/21)

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/21.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and New York State and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–9/30/21)
Share Class
Net Investment
Income
A $0.219772
A1 $0.237452
C $0.172396
R6 $0.255948
Advisor $0.249215
Total Annual Operating Expenses

Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,010.60 $4.19 $1,020.90 $4.21 0.83%
A1 $1,000 $1,010.50 $3.44 $1,021.64 $3.46 0.68%
C $1,000 $1,007.60 $6.22 $1,018.87 $6.25 1.24%
R6 $1,000 $1,011.20 $2.63 $1,022.45 $2.64 0.52%
Advisor $1,000 $1,011.80 $2.92 $1,022.16 $2.94 0.58%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30, Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.64 $11.70 $11.19 $11.26
Income from investment operations
b
:
Net investment income
c
...................................... 0.22 0.26 0.28 0.02
Net realized and unrealized gains (losses) ........................ 0.08 (0.06) 0.52 (0.07)
Total from investment operations ................................. 0.30 0.20 0.80 (0.05)
Less distributions from:
Net investment income ....................................... (0.22) (0.26) (0.29) (0.02)
Net asset value, end of year .................................... $11.72 $11.64 $11.70 $11.19
Total return
d
................................................ 2.58% 1.69% 7.19% (0.46)%
Ratios to average net assets
e
Expenses
f
.................................................. 0.83% 0.84% 0.84% 0.83%
Net investment income ........................................ 1.86% 2.20% 2.43% 2.47%
Supplemental data
Net assets, end of year (000’s) .................................. $119,113 $89,211 $57,147 $145
Portfolio turnover rate ......................................... 18.90% 13.94% 16.12% 11.15%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.65 $11.71 $11.20 $11.63 $11.94
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.27 0.30 0.30 0.30
Net realized and unrealized gains (losses) ........... 0.07 (0.06) 0.51 (0.43) (0.31)
Total from investment operations .................... 0.31 0.21 0.81 (0.13) (0.01)
Less distributions from:
Net investment income .......................... (0.24) (0.27) (0.30) (0.30) (0.30)
Net asset value, end of year ....................... $11.72 $11.65 $11.71 $11.20 $11.63
Total return
c
................................... 2.65% 1.84% 7.35% (1.15)% (0.08)%
Ratios to average net assets
Expenses ..................................... 0.69%
d
0.69%
d
0.69%
d
0.68%
d
0.65%
Net investment income ........................... 2.03% 2.36% 2.58% 2.62% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $334,315 $362,113 $392,721 $440,120 $497,363
Portfolio turnover rate ............................ 18.90% 13.94% 16.12% 11.15% 9.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.69 $11.75 $11.23 $11.67 $11.98
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.21 0.23 0.24 0.23
Net realized and unrealized gains (losses) ........... 0.06 (0.06) 0.53 (0.45) (0.31)
Total from investment operations .................... 0.24 0.15 0.76 (0.21) (0.08)
Less distributions from:
Net investment income .......................... (0.17) (0.21) (0.24) (0.23) (0.23)
Net asset value, end of year ....................... $11.76 $11.69 $11.75 $11.23 $11.67
Total return
c
................................... 2.08% 1.29% 6.83% (1.78)% (0.55)%
Ratios to average net assets
Expenses ..................................... 1.24%
d
1.24%
d
1.24%
d
1.23%
d
1.20%
Net investment income ........................... 1.49% 1.81% 2.03% 2.07% 2.01%
Supplemental data
Net assets, end of year (000’s) ..................... $37,418 $61,722 $90,763 $124,250 $157,323
Portfolio turnover rate ............................ 18.90% 13.94% 16.12% 11.15% 9.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2017
a
2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.68 $11.74 $11.23 $11.66 $11.69
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.29 0.31 0.32 0.05
Net realized and unrealized gains (losses) ........... 0.07 (0.06) 0.52 (0.44) (0.03)
Total from investment operations .................... 0.33 0.23 0.83 (0.12) 0.02
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.32) (0.31) (0.05)
Net asset value, end of year ....................... $11.75 $11.68 $11.74 $11.23 $11.66
Total return
d
................................... 2.80% 2.00% 7.50% (1.01)% 0.19%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.53% 0.52% 1.57%
Expenses net of waiver and payments by affiliates ....... 0.53%
f
0.53%
f
0.53%
f
0.51%
f
0.51%
Net investment income ........................... 2.17% 2.51% 2.74% 2.79% 2.70%
Supplemental data
Net assets, end of year (000’s) ..................... $99,307 $87,638 $79,577 $69,281 $5
Portfolio turnover rate ............................ 18.90% 13.94% 16.12% 11.15% 9.30%
a
For the period August 1, 2017 (effective date) to September 30, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.68 $11.74 $11.23 $11.66 $11.97
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.29 0.31 0.31 0.31
Net realized and unrealized gains (losses) ........... 0.08 (0.06) 0.51 (0.43) (0.31)
Total from investment operations .................... 0.33 0.23 0.82 (0.12) —
Less distributions from:
Net investment income .......................... (0.25) (0.29) (0.31) (0.31) (0.31)
Net asset value, end of year ....................... $11.76 $11.68 $11.74 $11.23 $11.66
Total return .................................... 2.83% 1.94% 7.44% (1.05)% 0.02%
Ratios to average net assets
Expenses ..................................... 0.58%
c
0.59%
c
0.59%
c
0.58%
c
0.55%
Net investment income ........................... 2.12% 2.45% 2.68% 2.72% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $330,045 $320,209 $314,157 $327,215 $440,149
Portfolio turnover rate ............................ 18.90% 13.94% 16.12% 11.15% 9.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Statement of Investments, September 30, 2021
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.2%
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ $ 4,000,000 $ 4,665,296
GO, 2017 D, 5%, 11/01/27 ........................................... 1,200,000 1,462,650
GO, 2020, 5.5%, 5/01/30 ............................................ 1,600,000 2,087,098
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 919,692
9,134,736
New York 94.9%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
3,750,000 4,816,500
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,176,880
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 5,275,241
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/22 ............ 100,000 102,380
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 105,680
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 130,277
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 122,215
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 124,296
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 114,658
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 116,160
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 115,228
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 114,420
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 113,847
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,259,575
City of New York ,
GO, 2012 D-1, 5%, 10/01/24 ......................................... 5,000,000 5,018,328
GO, 2015 A, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,298,275
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 10,515,431
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 6,288,215
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 6,292,251
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 2,951,199
City of Yonkers , GO , 2011 A , AGMC Insured , 5% , 10/01/24 ....................
1,000,000 1,000,000
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,410,807
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,358,115
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 7,241,475
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,915,813
County of Ulster ,
GO, 2012, Refunding, 5%, 11/15/24 .................................... 2,600,000 2,614,350
GO, 2012, Refunding, 5%, 11/15/28 .................................... 2,995,000 3,011,531
Dutchess County Local Development Corp. , Nuvance Health Obligated Group ,
Revenue , 2019 B , Refunding , 5% , 7/01/26 ............................... 1,015,000 1,211,623
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,349,919
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,377,109
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,481,063
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,533,092
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 4,218,493
Haverstraw-Stony Point Central School District ,
GO, 2015, 5%, 10/15/25 ............................................. 850,000 932,819
GO, 2015, AGMC Insured, 5%, 10/15/31 ................................ 600,000 658,461
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,169,316
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 962,417

Franklin New York Tax-Free Trust
Statement of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Hempstead Town Local Development Corp., (continued)
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. $ 750,000 $ 924,693
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 1,065,860
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 412,700
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 665,396
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 627,397
Long Island Power Authority ,
Revenue, 2012 B, 5%, 9/01/26 ........................................ 5,000,000 5,216,587
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 18,346,687
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 7,857,767
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,299,679
Revenue, 2021 A, Refunding, 5%, 9/01/30 ............................... 3,000,000 3,956,311
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 9,285,667
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 11,042,548
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,800,678
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,964,698
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/39 ....................... 15,000,000 9,537,255
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn ., 11/15/32 ......... 55,000,000 44,859,161
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,171,444
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,265,633
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,356,289
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 10,311,719
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,349,569
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 5,901,163
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 6,741,089
New York City ,
Water & Sewer System, Revenue, 2012 EE, 5%, 6/15/28 .................... 8,000,000 8,270,598
Water & Sewer System, Revenue, 2014 DD, ETM, 5%, 6/15/23 ............... 6,000,000 6,489,851
Water & Sewer System, Revenue, 2015 DD, Refunding, 5%, 6/15/29 ........... 7,790,000 8,762,752
Water & Sewer System, Revenue, 2015 GG, Refunding, 5%, 6/15/27 ........... 10,000,000 11,655,670
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,739,401
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,894,612
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 6,261,455
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/29 ............................... 4,510,000 5,737,556
Revenue, 2020 A, Refunding, 5%, 2/15/30 ............................... 2,500,000 3,238,513
a
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 21,210,808
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,647,947
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,438,712
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,691,253
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 10,143,097
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 12,461,565
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 7,155,541
Future Tax Secured, Revenue, 2012 E-1, 5%, 2/01/23 ...................... 5,000,000 5,078,542
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,837,764
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 12,904,751
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,612,035
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,670,212
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,637,838
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,990,993

Franklin New York Tax-Free Trust
Statement of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp., (continued)
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. $ 13,305,000 $ 18,737,578
New York Municipal Bond Bank Agency , Revenue , 2009 C-1 , AGMC Insured , 5% ,
2/15/22 ......................................................... 425,000 426,272
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 135,000 135,497
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 863,137
Revenue, 2011 A, Pre-Refunded, 5%, 10/01/24 ........................... 6,710,000 6,710,000
Revenue, 2011 A, 5%, 10/01/24 ....................................... 345,000 346,074
Revenue, 2012 A, AGMC Insured, 5%, 10/01/23 ........................... 6,425,000 6,730,148
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,816,502
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,323,881
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 692,418
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 826,061
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 1,309,001
City of New York, Revenue, 2010 A, 3.5%, 5/15/22 ......................... 2,000,000 2,005,066
City of New York, Revenue, 2010 A, 3.625%, 5/15/23 ....................... 2,000,000 2,005,123
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 2,000,000 2,005,278
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/22 . 9,240,000 9,608,664
Fashion Institute of Technology, Revenue, 2007, NATL Insured, ETM, 5.25%, 7/01/22 1,250,000 1,295,704
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 1,019,248
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,197,326
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 347,355
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 434,134
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 346,845
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 346,998
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 6,495,000 6,928,081
Memorial Sloan-Kettering Cancer Center, Revenue, 2012-1, Pre-Refunded, 5%,
7/01/23 ........................................................ 1,250,000 1,264,825
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,350,000 1,651,125
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 14,611,344
New York University, Revenue, 2019 A, 5%, 7/01/37 ........................ 6,040,000 7,712,152
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,900,592
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,121,259
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,113,799
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,251,106
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 872,426
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 837,044
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 601,230
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 1,155,511
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,767,492
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 223,676
State of New York Personal Income Tax, Revenue, 2014 A, 5%, 2/15/25 ......... 5,000,000 5,557,398
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 12,125,985
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,995,000 11,459,242
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,858
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 8,885,031
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 8,414,019
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 10,000,000 12,233,802
State of New York Tax Commissioner of Taxation & Finance, Revenue, 2005 B, NATL
Insured, 5.5%, 7/01/22 ............................................ 10,000,000 10,389,783

Franklin New York Tax-Free Trust
Statement of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 $ 7,790,000 $ 8,855,435
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/26 ............ 8,000,000 8,236,942
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/29 ........ 1,000,000 1,229,665
State University of New York, Revenue, 2018 A, 5%, 7/01/33 ................. 1,000,000 1,244,591
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/35 ........ 5,000,000 6,272,610
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/37 ........ 4,105,000 5,269,188
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/38 ........ 2,955,000 3,784,672
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/39 ........ 2,920,000 3,731,201
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 8,169,571
Revenue, I, Pre-Refunded, 5%, 1/01/25 ................................. 5,000,000 5,059,302
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 11,425,059
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 11,404,233
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 2,151,736
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 12,142,158
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 6,487,900
New York Transportation Development Corp. ,
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 882,571
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 1,151,046
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 628,052
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 191,044
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 508,356
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,133,232
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 1,065,875
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 2,314,654
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,986,966
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/30 ... 5,135,000 6,595,163
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 2,350,000 2,997,991
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 2,365,000 3,004,933
Niagara Falls Public Water Authority , Revenue , 2013 A , BAM Insured , 5% , 7/15/29 ..
7,060,000 7,620,623
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 6,400,246
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 3,015,013
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,679,546
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 10,664,040
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 18,670,245
Revenue, 223, Refunding, 5%, 7/15/25 ................................. 1,800,000 2,091,990
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 129,142
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 270,000 346,439
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... 225,000 279,042
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 200,000 252,107
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 251,419
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 230,000 288,089
State of New York , GO , 2011 E , Pre-Refunded , 3.25% , 12/15/26 ................
10,520,000 10,584,901
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
17,100,000 18,385,982
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, 5%, 6/01/28 ...................................... 2,200,000 2,768,686
Revenue, 2021 A-2, 5%, 6/01/29 ...................................... 2,250,000 2,892,765
Revenue, 2021 A-2, 5%, 6/01/30 ...................................... 1,500,000 1,965,959
Revenue, 2021 A-2, 5%, 6/01/31 ...................................... 1,250,000 1,668,495

Franklin New York Tax-Free Trust
Statement of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... $ 3,480,000 $ 4,081,402
Revenue, 2013 A, Refunding, Zero Cpn ., 11/15/30 ......................... 14,175,000 12,017,226
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,708,516
Revenue, 2021 A, 5%, 11/01/25 ....................................... 2,500,000 2,954,084
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 343,176
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 484,809
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 282,974
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 417,782
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,847,067
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,543,729
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,401,452
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 3,023,360
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,300,014
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 6,726,254
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,741,787
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,166,201
873,518,713
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 197,152
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 197,147
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 267,779
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 242,713
904,791
U.S. Territories 0.2%
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 540,000 589,324
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/32 ................. 650,000 705,545
1,294,869
Total U.S. Territories .................................................................... 1,294,869
Total Municipal Bonds (Cost $827,773,242) .....................................
884,853,109
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
New York 1.0%
d
Triborough Bridge & Tunnel Authority ,
Revenue, 2001 C, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.08%, 1/01/32 .............................................. 7,990,000 7,990,000

Franklin New York Tax-Free Trust
Statement of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
d
Triborough Bridge & Tunnel Authority, (continued)
Revenue, 2002 F, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.06%,
11/01/32 ....................................................... $ 1,430,000 $ 1,430,000
9,420,000
Total Municipal Bonds (Cost $9,420,000) .......................................
9,420,000
Total Short Term Investments (Cost $9,420,000 ) .................................
9,420,000
a
Total Investments (Cost $837,193,242) 97.2% ...................................
$894,273,109
Other Assets, less Liabilities 2.8% .............................................
25,925,172
Net Assets 100.0% ...........................................................
$920,198,281
See Abbreviations on page 32 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $2,216,574, representing 0.2% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $837,193,242
Value - Unaffiliated issuers .................................................................. $894,273,109
Cash .................................................................................... 19,706,111
Receivables:
Capital shares sold ........................................................................ 377,481
Interest ................................................................................. 9,001,710
Total assets .......................................................................... 923,358,411
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,239,095
Capital shares redeemed ................................................................... 994,249
Management fees ......................................................................... 367,886
Distribution fees .......................................................................... 72,568
Transfer agent fees ........................................................................ 121,227
Trustees' fees and expenses ................................................................. 26,219
Distributions to shareholders ................................................................. 226,544
Accrued expenses and other liabilities ........................................................... 112,342
Total liabilities ......................................................................... 3,160,130
Net assets, at value ................................................................. $920,198,281
Net assets consist of:
Paid-in capital ............................................................................. $873,650,293
Total distributable earnings (losses) ............................................................. 46,547,988
Net assets, at value ................................................................. $920,198,281

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $119,113,192
Shares outstanding ........................................................................ 10,165,472
Net asset value per share
a
.................................................................. $11.72
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.99
Class A1:
Net assets, at value ....................................................................... $334,314,757
Shares outstanding ........................................................................ 28,524,098
Net asset value per share
a
.................................................................. $11.72
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.99
Class C:
Net assets, at value ....................................................................... $37,418,207
Shares outstanding ........................................................................ 3,181,308
Net asset value and maximum offering price per share
a
............................................. $11.76
Class R6:
Net assets, at value ....................................................................... $99,307,273
Shares outstanding ........................................................................ 8,449,241
Net asset value and maximum offering price per share ............................................. $11.75
Advisor Class:
Net assets, at value ....................................................................... $330,044,852
Shares outstanding ........................................................................ 28,074,726
Net asset value and maximum offering price per share ............................................. $11.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $24,959,205
Expenses:
Management fees (Note 3 a ) ................................................................... 4,394,463
Distribution fees: (Note 3c )
    Class A ................................................................................ 251,809
    Class A1 ............................................................................... 353,152
    Class C ................................................................................ 349,405
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 80,935
    Class A1 ............................................................................... 283,573
    Class C ................................................................................ 43,236
    Class R6 ............................................................................... 21,703
    Advisor Class ............................................................................ 257,713
Custodian fees (Note 4 ) ...................................................................... 5,748
Reports to s hareholders fees .................................................................. 32,952
Registration and filing fees .................................................................... 45,334
Professional fees ........................................................................... 101,737
Trustees' fees and expenses .................................................................. 44,615
Other .................................................................................... 28,440
Total expenses ......................................................................... 6,294,815
Expense reductions (Note 4 ) ............................................................... (3,650)
Net expenses ......................................................................... 6,291,165
Net investment income ................................................................ 18,668,040
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,253,373
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,398,678
Net realized and unrealized gain (loss) ............................................................ 5,652,051
Net increase (decrease) in net assets resulting from operations .......................................... $24,320,091

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Intermediate-Term Tax-
Free Income Fund
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $18,668,040 $21,829,095
Net realized gain (loss) ................................................. 3,253,373 (2,535,363)
Net change in unrealized appreciation (depreciation) ........................... 2,398,678 (3,889,769)
Net increase (decrease) in net assets resulting from operations ................ 24,320,091 15,403,963
Distributions to shareholders:
Class A ............................................................. (1,868,037) (1,617,304)
Class A1 ............................................................ (7,123,159) (8,843,011)
Class C ............................................................. (793,479) (1,408,046)
Class R6 ............................................................ (2,010,857) (2,119,777)
Advisor Class ........................................................ (6,756,043) (7,765,068)
Total distributions to shareholders .......................................... (18,551,575) (21,753,206)
Capital share transactions: (Note 2 )
Class A ............................................................. 29,606,882 32,591,702
Class A1 ............................................................ (30,354,732) (28,361,467)
Class C ............................................................. (24,903,409) (28,633,872)
Class R6 ............................................................ 11,178,453 8,926,026
Advisor Class ........................................................ 8,009,192 8,356,020
Total capital share transactions ............................................ (6,463,614) (7,121,591)
Net increase (decrease) in net assets ................................... (695,098) (13,470,834)
Net assets:
Beginning of year ....................................................... 920,893,379 934,364,213
End of year ........................................................... $920,198,281 $920,893,379

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin New York Intermediate-Term Tax-
Free Income Fund (Fund) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The Fund
offers five classes of shares: Class A, Class A1, Class C,
Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10 year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2021, the Fund

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy, or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2021
Year Ended
September 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,255,047 $50,255,657 3,968,856 $46,367,226
Shares issued in reinvestment of distributions .......... 117,679 1,386,158 113,802 1,327,058
Shares redeemed ............................... (1,869,666) (22,034,933) (1,303,735) (15,102,582)
Net increase (decrease) .......................... 2,503,060 $29,606,882 2,778,923 $32,591,702
Class A1 Shares:
Shares sold ................................... 542,540 $6,382,165 1,135,441 $13,224,770
Shares issued in reinvestment of distributions .......... 550,724 6,487,889 688,944 8,037,452
Shares redeemed ............................... (3,663,707) (43,224,786) (4,280,540) (49,623,689)
Net increase (decrease) .......................... (2,570,443) $(30,354,732) (2,456,155) $(28,361,467)
Class C Shares:
Shares sold ................................... 239,034 $2,838,814 515,200 $6,044,876
Shares issued in reinvestment of distributions .......... 61,755 729,883 97,524 1,142,099
Shares redeemed
a
.............................. (2,400,492) (28,472,106) (3,057,479) (35,820,847)
Net increase (decrease) .......................... (2,099,703) $(24,903,409) (2,444,755) $(28,633,872)
Class R6 Shares:
Shares sold ................................... 1,985,068 $23,496,968 2,217,906 $25,955,962
Shares issued in reinvestment of distributions .......... 157,707 1,863,342 169,256 1,980,553
Shares redeemed ............................... (1,197,941) (14,181,857) (1,662,388) (19,010,489)
Net increase (decrease) .......................... 944,834 $11,178,453 724,774 $8,926,026
Advisor Class Shares:
Shares sold ................................... 5,254,301 $62,253,788 6,007,910 $70,127,813
Shares issued in reinvestment of distributions .......... 432,931 5,116,135 511,563 5,986,161
Shares redeemed ............................... (5,025,518) (59,360,731) (5,863,852) (67,757,954)
Net increase (decrease) .......................... 661,714 $8,009,192 655,621 $8,356,020
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2021, the gross effective investment management fee rate was 0.478% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Class C .................................................................................. 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,688
CDSC retained .............................................................................. $2,087
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2021, the Fund paid transfer agent fees of $687,160, of which $257,358 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2021, these purchase and sale transactions aggregated $21,140,000 and $42,305,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2021, the capital loss carryforwards were as follows:
During the year ended September 30, 2021 the Fund utilized $3,367,959 of capital loss carryforwards.
The tax character of distributions paid during the years ended September 30, 2021 and 2020, was as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,214,290
2021 2020
Distributions paid from:
Tax exempt income ........................................................ $18,551,575 $21,753,206
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
At September 30, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2021, aggregated
$170,244,800 and $199,079,425, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Cost of investments .......................................................................... $836,591,514
Unrealized appreciation ........................................................................ $59,116,768
Unrealized depreciation ........................................................................ (1,435,173)
Net unrealized appreciation (depreciation) .......................................................... $57,681,595
Distributable earnings:
Undistributed ordinary income ................................................................... $40,725
Undistributed tax exempt income ................................................................. 266,498
Total distributable earnings ..................................................................... $307,223
5. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2021, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
9. Credit Facility
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.

Franklin New York Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin New York Tax-Free Trust and Shareholders of Franklin New York Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin New
York Intermediate-Term Tax-Free Income Fund (the "Fund") as of September 30, 2021, the related statement of operations for the year ended September 30, 2021, the statement of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 16, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2021:
Pursuant to: Amount
Exempt-Interest Dividends §852(b)(5)(A) $18,551,575

Franklin New York Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 122 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 104 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 104 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Jeffrey W. White (1971) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 24 of the investment companies in Franklin Templeton; and formerly , Manager, Fund
Administration & Reporting (2009-2017).
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete
consolidated statement of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1153 A 11/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $34,731 for the fiscal year ended September 30, 2021 and $43,888 for the fiscal year ended September 30, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $467 for the fiscal year ended September 30, 2021 and $0 for the fiscal year ended September 30, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,812 for the fiscal year ended September 30, 2021 and $83,036 for the fiscal year ended September 30, 2020. The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, assets under management certification, and professional fees in connection with SOC 1 Reports and professional fees in connection with determining the feasibility of a U.S. direct lending structure.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $38,279 for the fiscal year ended September 30, 2021 and $83,036 for the fiscal year ended September 30, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics.

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

By S\Jeffrey W. White________________________

Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date November
29, 2021